Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Net operating loss—foreign	$ 2,843	$ 596
Warranty reserves	2,341	2,487
Rent expense	1,781	1,433
Other comprehensive income	631	0
Inventory reserves	400	496
Other	284	362
Depreciation	292	1,708
Accrued expense	228	158
Allowance for doubtful accounts	193	148
Valuation allowance	(2,843)	(596)
Total deferred tax assets, net	6,150	6,792
Deferred tax liabilities
Intangibles	(49,463)	(52,597)
Depreciation	(46)	0
Total deferred tax liabilities, net	(49,509)	(52,597)
Deferred tax assets, current	2,218	2,820
Deferred tax asset, noncurrent	2,046	550
Deferred tax liabilities	(47,623)	(49,175)
Total deferred tax balance	$ (43,359)	$ (45,805)